Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
NOTE 8 – DEPOSITS
The following is a detail of the deposit accounts as of:
	December 31,
	2011	2010

Noninterest bearing	$17,087,736	$10,382,882
Interest bearing:
NOW accounts	14,749,804	12,621,719
Money market accounts	14,844,247	15,552,889
Savings	32,392,335	35,344,088
Time, less than $100,000	39,751,568	51,005,987
Time, $100,000 and over (1)	20,036,904	15,738,827
Total deposits	$138,862,594	$140,646,392

(1)	Does not include some brokered deposits issued in denominations less than $100,000 per depositor.

     The Company's deposits included brokered deposits of approximately $7.4 million and $19.7 million as of December 31, 2011 and 2010, respectively. Interest expense on time deposits greater than $100,000 (including brokered deposits) was approximately $460,000 in 2011, $851,000 in 2010, and $1.3 million in 2009. Securities issued by government sponsored enterprises with an amortized cost of $1.3 million and $696,858 (fair value of $1.4 million and $703,970) in 2011 and 2010, respectively, were pledged as collateral for public funds.

At December 31, 2011 the scheduled maturities of time deposits are as follows:

2012	$39,350,130
2013	12,307,388
2014	5,076,418
2015	656,429
2016 and thereafter	2,398,107
$59,788,472